Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Property and equipment, Gross	$ 7,044,821	$ 6,608,735
Less accumulated depreciation	(6,209,284)	(5,808,012)
Property and equipment, net	835,537	800,723
Laboratory and Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross	4,109,367	3,785,133
Office Furniture and Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross	700,299	688,952
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross	1,505,651	1,472,144
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property and equipment, Gross	$ 729,504	$ 662,506